UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	October 13, 2011

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	52
Form 13F Information Table Value Total:	$133,886

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4541    88789 SH       SOLE                    88789
ACUITY BRANDS                  COM              00508Y102     2887    80110 SH       SOLE                    80110
ADOBE SYSTEMS                  COM              00724F101     3547   146750 SH       SOLE                   146750
APPLE COMPUTER                 COM              037833100      827     2170 SH       SOLE                     2170
AT&T                           COM              00206R102     4387   153807 SH       SOLE                   153807
BANK OF AMERICA                COM              060505104      211    34408 SH       SOLE                    34408
CENTERPOINT ENERGY             COM              15189T107      200    10188 SH       SOLE                    10188
CHEVRONTEXACO                  COM              166751107      948    10235 SH       SOLE                    10235
CISCO SYSTEMS                  COM              17275R102     3622   233702 SH       SOLE                   233702
CITRIX SYSTEMS                 COM              177376100     3905    71615 SH       SOLE                    71615
COCA COLA                      COM              191216100     1569    23231 SH       SOLE                    23231
CULLEN/FROST                   COM              229899109     3518    76707 SH       SOLE                    76707
CVS CAREMARK                   COM              126650100     4607   137162 SH       SOLE                   137162
ELECTRONIC ARTS                COM              285512109     5259   257170 SH       SOLE                   257170
EMC                            COM              268648102     4605   219375 SH       SOLE                   219375
EXXON MOBIL                    COM              302290101     5276    72648 SH       SOLE                    72648
FOREST OIL                     COM              346091606     2457   170625 SH       SOLE                   170625
GENERAL ELECTRIC               COM              369604103     4677   307286 SH       SOLE                   307286
HALLIBURTON                    COM              406216101      281     9194 SH       SOLE                     9194
HOSPIRA                        COM              441060100     3359    90790 SH       SOLE                    90790
IBM                            COM              459200101      911     5210 SH       SOLE                     5210
ILLINOIS TOOL                  COM              452308109     3752    90203 SH       SOLE                    90203
INTEL                          COM              458140100     4674   219092 SH       SOLE                   219092
JACOBS ENGINEERG               COM              469814107     3385   104820 SH       SOLE                   104820
JARDEN                         COM              471109108     3770   133415 SH       SOLE                   133415
JOHNSON CONTRLS                COM              478366107     3851   146021 SH       SOLE                   146021
KIMBERLY CLARK                 COM              494368103      880    12388 SH       SOLE                    12388
LAZARD LTD-CL A                COM              021260622     2686   127306 SH       SOLE                   127306
LONE PINE RESOURCES INC.       COM              54222A106      689   104371 SH       SOLE                   104371
MICROSOFT                      COM              594918104     4708   189166 SH       SOLE                   189166
MONSANTO                       COM              61166W101     3809    63433 SH       SOLE                    63433
NIKE CLASS B                   COM              654106103     4632    54170 SH       SOLE                    54170
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      386     6233 SH       SOLE                     6233
PROCTER & GAMBLE               COM              742718109      253     4007 SH       SOLE                     4007
QUALCOMM                       COM              747525103     3394    69795 SH       SOLE                    69795
REGIONS FINL                   COM              7591EP100     1032   309768 SH       SOLE                   309768
SCHLUMBERGER                   COM              806857108     3733    62499 SH       SOLE                    62499
SIMMONS FIRST NATIONAL         COM              828730200      238    10975 SH       SOLE                    10975
SUNOVIA ENERGY TECHNOLOGIES    COM              86770A104        1    82000 SH       SOLE                    82000
TARGET                         COM              87612E106     4368    89075 SH       SOLE                    89075
TEVA PHARMA                    COM              881624209     3658    98282 SH       SOLE                    98282
THERMO FISHER                  COM              883556102     4019    79370 SH       SOLE                    79370
TYSON FOODS                    COM              902494103     1451    83580 SH       SOLE                    83580
WALMART                        COM              931142103     4757    91659 SH       SOLE                    91659
WALT DISNEY                    COM              254687106     3772   125067 SH       SOLE                   125067
WINDSTREAM                     COM              97381W104      734    62999 SH       SOLE                    62999
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     1841   188665 SH       SOLE                   188665
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      352     8005 SH       SOLE                     8005
FRANKLIN INCOME FUND CL A                       353496300       58    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      560     6505 SH       SOLE                     6505
VANGUARD INSTL INDEX-INST PL                    922040209      849     8203 SH       SOLE                     8203